UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions		Jun. 30, 2025	Dec. 31, 2024
Assets
Available-for-sale fixed maturity securities, at fair value (net of allowance for credit losses of $3 and $27, respectively; amortized cost of $55,653 and $53,651, respectively)		$ 56,222	$ 53,802
Equity securities, at fair value		7,530	3,854
Mortgage loans on real estate, at amortized cost (net of allowance for credit losses of $153 and $158, respectively)		11,469	12,426
Private loans, at amortized cost (net of allowance for credit losses of $115 and $97, respectively)		6,752	5,204
Investment real estate, at cost (net of accumulated depreciation of $256 and $232, respectively)		2,593	2,366
Real estate partnerships		4,205	3,438
Investment funds		6,421	6,111
Policy loans		257	276
Short-term investments, at estimated fair value		4,454	4,400
Other invested assets		1,062	1,089
Total investments		100,965	92,966
Cash and cash equivalents		13,091	12,243
Accrued investment income		810	860
Deferred policy acquisition costs, deferred sales inducements and value of business acquired		11,126	10,696
Reinsurance funds withheld		1,473	1,517
Premiums due and other receivables		706	647
Ceded unearned premiums		475	520
Deferred tax asset		752	760
Reinsurance recoverables and deposit assets		12,772	13,195
Property and equipment (net of accumulated depreciation of $395 and $377, respectively)		268	272
Intangible assets (net of accumulated amortization of $173 and $106, respectively)		1,682	1,690
Goodwill		783	783
Other assets		2,668	2,461
Separate account assets		1,322	1,343
Total assets of consolidated VIEs		148,893	139,953
Liabilities
Future policy benefits		15,204	14,088
Policyholders’ account balances		86,933	83,079
Policy and contract claims		7,520	7,659
Deposit liabilities		1,464	1,502
Market risk benefits		4,227	3,655
Unearned premium reserve		1,604	1,843
Other policyholder funds		397	347
Notes payable		200	189
Corporate borrowings		1,184	1,022
Subsidiary borrowings		3,327	3,329
Funds withheld for reinsurance liabilities		3,241	3,392
Separate account liabilities		1,322	1,343
Total liabilities of consolidated VIEs		133,054	126,877
Equity
Retained earnings		2,229	2,054
Accumulated other comprehensive income		673	204
Non-controlling interests		766	850
Total equity		15,839	13,076
Total liabilities and equity		148,893	139,953
Class A Exchangeable and Class B
Equity
Common stock, carrying amount	[1]	1,435	1,442
Class C Shares
Equity
Common stock, carrying amount		10,736	8,526
Related Party
Assets
Total investments		17,700
Liabilities
Due to related parties		2,018	684
Nonrelated Party
Liabilities
Other liabilities		$ 4,413	$ 4,745

[1]	Class A exchangeable shares were held in treasury as of June 30, 2025 (December 31, 2024 – 2,000,000 Class A exchangeable shares).